As filed with the Securities and Exchange Commission on February 28, 2011
Securities Act File No. 333-167999
Investment Company Act File No. 811-22432

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES	☑
ACT OF 1933
Pre-Effective Amendment No.	☐

Post-Effective Amendment No. 2	☑

and/or

REGISTRATION STATEMENT UNDER THE	☑
INVESTMENT COMPANY ACT OF 1940
Amendment No. 2	☑
(Check appropriate box or boxes)

del Rey Global Investors Funds
(Exact Name of Registrant as Specified in Charter)
6701 Center Drive West, Suite 655
Los Angeles, CA 90045
(Address of Principal Executive Offices)
Registrant’s Telephone Number, including Area Code: (310) 649-1230
Gerald W. Wheeler, Esq.
Chief Operating Officer
del Rey Global Investors, LLC
6701 Center Drive West, Suite 655
Los Angeles, CA 90045
(Name and Address of Agent for Service)
Copies to:
Counsel for the Registrant:
Barry Barbash, Esq.
Maria Gattuso, Esq.
Willkie Farr & Gallagher LLP
787 Seventh Avenue
New York, New York 10019

Continuous
(February 28, 2011)
It is proposed that this filing will become effective (check appropriate box)
     ☑   immediately upon filing pursuant to paragraph (b)
     ☐   on ______ pursuant to paragraph (b)
     ☐   60 days after filing pursuant to paragraph (a)(1)
     ☐   on ______ pursuant to paragraph (a)(1)
     ☐   75 days after filing pursuant to paragraph (a)(2)
     ☐   on ______ pursuant to paragraph (a)(2) of rule 485.
If appropriate, check the following box:
     ☐   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

     This filing relates solely to the del Rey Monarch Fund, a series of the del Rey Global Investors Funds.

SIGNATURES
     Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Post-Effective Amendment No. 2 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Los Angeles, and the State of California, on the 28th day of February, 2011.

del Rey Monarch Fund
By:	/s/ Paul J. Hechmer
Paul J. Hechmer
Chief Executive Officer

     Pursuant to the requirements of the Securities Act, this Post-Effective Amendment No. 2 to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated:

SIGNATURE	TITLE	DATE

/s/ Paul J. Hechmer Paul J. Hechmer	Chief Executive Officer (principal executive officer)	February 28, 2011

Chief Financial Officer, President,
/s/Gerald W. Wheeler Gerald W. Wheeler	Secretary and Trustee (principal financial officer)	February 28, 2011

*	Trustee	February 28, 2011
David G. Chrencik

*	Trustee	February 28, 2011
Roger Hartley

*	Trustee	February 28, 2011
Guy Talarico

* By:	/s/ Gerald W. Wheeler
Gerald W. Wheeler, as Attorney-in-Fact

Exhibit Index

XBRL Instance Document	Ex-101.ins
XBRL Taxonomy Extension Schema Document	Ex-101.sch
XBRL Taxonomy Extension Calculation Linkbase Document	Ex-101.cal
XBRL Taxonomy Extension Labels Linkbase	Ex-101.lab
XBRL Taxonomy Extension Presentation Linkbase Document	Ex-101.pre
XBRL Taxonomy Extension Definition Linkbase	Ex-101.def